John Hancock
Fundamental All Cap Core Fund
Quarterly portfolio holdings 10/31/2021

Fund’s investments
As of 10-31-21 (unaudited)
	Shares	Value
Common stocks 98.0%		$181,640,546
(Cost $116,051,093)
Communication services 16.5%		30,547,039
Entertainment 3.1%
Liberty Media Corp.-Liberty Formula One, Series C (A)	94,537	5,275,165
Madison Square Garden Entertainment Corp. (A)	6,797	478,985
Interactive media and services 12.8%
Alphabet, Inc., Class A (A)	4,085	12,095,358
CarGurus, Inc. (A)	96,851	3,248,383
Facebook, Inc., Class A (A)	25,844	8,362,343
Media 0.6%
Liberty Broadband Corp., Series A (A)	6,760	1,086,805
Consumer discretionary 18.9%		35,017,746
Household durables 5.8%
Lennar Corp., A Shares	93,456	9,339,058
NVR, Inc. (A)	290	1,419,492
Internet and direct marketing retail 6.8%
Amazon.com, Inc. (A)	3,741	12,616,258
Leisure products 2.4%
Polaris, Inc.	37,968	4,364,422
Specialty retail 3.0%
Dufry AG (A)	39,741	2,104,137
Group 1 Automotive, Inc.	19,590	3,522,282
Textiles, apparel and luxury goods 0.9%
Salvatore Ferragamo SpA (A)	77,643	1,652,097
Consumer staples 8.2%		15,178,864
Beverages 3.6%
Anheuser-Busch InBev SA/NV, ADR	25,974	1,590,128
Diageo PLC, ADR	7,339	1,465,378
Heineken NV	9,905	1,096,375
The Boston Beer Company, Inc., Class A (A)	5,281	2,600,787
Food and staples retailing 0.5%
U.S. Foods Holding Corp. (A)	24,768	858,707
Food products 4.1%
Post Holdings, Inc. (A)	49,134	4,986,118
The Hain Celestial Group, Inc. (A)	57,530	2,581,371
Energy 5.6%		10,440,383
Oil, gas and consumable fuels 5.6%
Cheniere Energy, Inc. (A)	53,663	5,548,754
Suncor Energy, Inc.	98,443	2,589,051
Valero Energy Corp.	29,776	2,302,578
Financials 15.2%		28,118,676
Banks 3.3%
First Hawaiian, Inc.	218,859	6,038,320
Capital markets 9.6%
KKR & Company, Inc.	51,558	4,107,626
Morgan Stanley	81,177	8,343,372
Robinhood Markets, Inc., Class A (A)	32,225	1,126,908
The Goldman Sachs Group, Inc.	10,339	4,273,626
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance 2.3%
American Express Company	16,774	$2,914,986
Synchrony Financial	28,285	1,313,838
Health care 6.5%		11,995,329
Biotechnology 2.7%
Alnylam Pharmaceuticals, Inc. (A)	14,845	2,368,668
Moderna, Inc. (A)	7,689	2,654,320
Health care equipment and supplies 2.2%
Hologic, Inc. (A)	54,583	4,001,480
Health care providers and services 1.1%
Anthem, Inc.	4,791	2,084,708
Health care technology 0.5%
Change Healthcare, Inc. (A)	41,159	886,153
Industrials 8.8%		16,398,087
Electrical equipment 1.6%
Regal Rexnord Corp.	11,462	1,746,006
Sensata Technologies Holding PLC (A)	22,217	1,224,157
Industrial conglomerates 1.8%
Roper Technologies, Inc.	6,736	3,286,292
Machinery 1.3%
Parker-Hannifin Corp.	8,005	2,374,203
Professional services 2.4%
IHS Markit, Ltd.	34,360	4,491,539
Trading companies and distributors 1.7%
United Rentals, Inc. (A)	8,641	3,275,890
Information technology 13.3%		24,700,655
Semiconductors and semiconductor equipment 4.2%
Analog Devices, Inc.	10,144	1,759,883
NVIDIA Corp.	23,853	6,098,497
Software 4.7%
salesforce.com, Inc. (A)	14,465	4,335,016
Workday, Inc., Class A (A)	15,225	4,414,946
Technology hardware, storage and peripherals 4.4%
Apple, Inc.	43,015	6,443,647
Samsung Electronics Company, Ltd.	27,536	1,648,666
Materials 1.3%		2,469,562
Chemicals 1.3%
Axalta Coating Systems, Ltd. (A)	79,178	2,469,562
Real estate 3.7%		6,774,205
Equity real estate investment trusts 3.0%
American Tower Corp.	13,989	3,944,478
Crown Castle International Corp.	8,534	1,538,680
Real estate management and development 0.7%
Five Point Holdings LLC, Class A (A)	175,414	1,291,047

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

	Yield (%)	Shares	Value
Short-term investments 3.1%			$5,734,283
(Cost $5,734,283)
Short-term funds 3.1%			5,734,283
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	5,734,283	5,734,283

Total investments (Cost $121,785,376) 101.1%	$187,374,829
Other assets and liabilities, net (1.1%)	(1,992,252)
Total net assets 100.0%	$185,382,577

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-21.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2021, by major security category or type:
	Total value at 10-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$30,547,039	$30,547,039	—	—
Consumer discretionary	35,017,746	31,261,512	$3,756,234	—
Consumer staples	15,178,864	14,082,489	1,096,375	—
Energy	10,440,383	10,440,383	—	—
Financials	28,118,676	28,118,676	—	—
Health care	11,995,329	11,995,329	—	—
Industrials	16,398,087	16,398,087	—	—
Information technology	24,700,655	23,051,989	1,648,666	—
Materials	2,469,562	2,469,562	—	—
Real estate	6,774,205	6,774,205	—	—
Short-term investments	5,734,283	5,734,283	—	—
Total investments in securities	$187,374,829	$180,873,554	$6,501,275	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	5